18. RECLAMATION PROVISION	12 Months Ended
Dec. 31, 2017
Reclamation Provision
Note 18 - RECLAMATION PROVISION

Management’s estimate of the reclamation provision at December 31, 2017, is $11,638,157 (December 31, 2016 – $6,962,911, January 1, 2016 – $4,369,486), and the undiscounted value of the obligation is $17,529,198 (December 31, 2016 – $7,634,138, January 1, 2016 – $4,906,656).

The present value of the obligation in Mexico of $1,584,420 (December 31, 2016 – $1,232,626; January 1, 2016 – $1,509,344) was calculated using a risk-free interest rate of 7.68% (December 31, 2016 – 7.00%; January 1, 2016 – 7.00%) and an inflation rate of 6.77% (December 31, 2016 – 4.25%; January 1, 2016 – 4.25%). Reclamation activities are estimated to begin in 2019 for the San Gonzalo Mine and in 2028 for the Avino Mine.

The present value of the obligation for Bralorne of $10,053,737 (December 31, 2016 – $5,730,285; January 1, 2016 – $2,860,142) was calculated using a weighted average risk-free interest rate of 3.46% (December 31, 2016 – 4.39%; January 1, 2016 – 3.00%) and a weighted average inflation rate of 1.67% (December 31, 2016 – 1.79%; January 1, 2016 – 2.45%). Reclamation activities are estimated to begin in 2021.

A reconciliation of the changes in the reclamation provision during the years ended December 31, 2017 and 2016, is as follows:

	December 31,	December 31,
	2017	2016
Balance at beginning of the year	$6,962,911	$4,369,486
Changes in estimates	3,900,447	2,517,928
Unwinding of discount	248,267	214,787
Effect of movements in exchange rates	526,532	(139,290)
Balance at end of the year	$11,638,157	$6,962,911